Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - CNY (¥) ¥ in Thousands		Aug. 31, 2024	Aug. 31, 2023
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Cost Definite lived intangible assets		¥ 470,453	¥ 466,779
Accumulated Impairment Definite lived intangible assets		(371,711)	(113,385)
Net amount Definite lived intangible assets		49,598	310,022
Accumulated amortization Definite lived intangible assets		(49,144)	(43,372)
Brand Names [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Cost Definite lived intangible assets		17,100	17,100
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets		12,184	13,039
Accumulated amortization Definite lived intangible assets		(4,916)	(4,061)
Non-Compete Agreements [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Cost Definite lived intangible assets		22,001	22,001
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets		834	4,938
Accumulated amortization Definite lived intangible assets		(21,167)	(17,063)
Student Base [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Cost Definite lived intangible assets		21,857	21,857
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets		1,689	2,502
Accumulated amortization Definite lived intangible assets		(20,168)	(19,355)
Others [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Cost Definite lived intangible assets	[1]	2,893	2,893
Accumulated Impairment Definite lived intangible assets	[1]
Net amount Definite lived intangible assets	[1]
Accumulated amortization Definite lived intangible assets	[1]	(2,893)	(2,893)
Brand Names [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net [Line Items]
Cost Indefinite lived intangible assets	[2]	406,602	402,928
Accumulated Impairment Indefinite lived intangible assets		(371,711)	(113,385)
Net amount Indefinite lived intangible assets		34,891	289,543
Accumulated amortization Indefinite lived intangible assets

[1]	Others include backlog and license.
[2]	The increase in cost of brand names in 2023 and 2024 are resulted from the foreign exchange realignment.